Related party transactions: (Detail Textuals 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management personnel of entity or parent
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Voting shares of Directors and key management personnel control	16.00%	17.00%
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Business administration services	$ 85,000	$ 85,000	$ 215,000
Rental costs	212,000	222,500	176,051
Commercial and information technology support services	$ 43,800	$ 41,975	$ 33,575